As filed with the Securities and Exchange Commission on December 29, 2006
                                     Investment Company Act File number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(c)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (b) (6.30%)
------------------------------------------------------------------------------------------------------------------------------------
$   260,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/07    3.55%    $   260,000     P1       A1+
  5,470,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/07    3.55       5,470,000     P1       A1+
  1,000,000   West Virginia Housing Development Fund Housing Finance Bonds
              - Series 2006B                                                    04/09/07    3.67       1,000,000    VMIG-1    A1+
-----------                                                                                          -----------
  6,730,000   Total Put Bonds                                                                          6,730,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (10.76%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA
              (Chambers Co-Generation Ltd Partnership) 1991 Project
              LOC Dexia CLF                                                     01/04/07    3.71%    $ 2,500,000    VMIG-1    A1+
  5,000,000   New Jersey EDA RB (Keystone 1992 Project)
              LOC BNP Paribas                                                   02/08/07    3.52       5,000,000    VMIG-1    A1+
  4,000,000   Salem County, NJ PCFA (Philadelphia Electric Co.) - Series 1993A
              LOC BNP Paribas                                                   12/06/06    3.66       4,000,000    VMIG-1    A1+
-----------                                                                                          -----------
 11,500,000   Total Tax Exempt Commercial Paper                                                       11,500,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (29.43%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,200,000   ABN AMRO MuniTOPs Certificate Trust 2002-33 Port Authority
              of New York and New Jersey Consolidated Bonds, 128th Series
              Insured by FSA                                                    02/07/07     3.80%  $  7,200,000     VMIG-1
  2,023,800   Chester Township, StateNJ BAN                                     07/20/07     3.80      2,035,638       Aa2
  2,463,350   Kenilworth, NJ BAN (d)                                            02/16/07     3.60      2,467,930
  2,728,265   Leonia Borough, NJ TRAN (d)                                       05/15/07     3.85      2,737,439
  4,531,100   Middle Township, NJ BAN (d)                                       07/19/07     3.85      4,559,063
  1,000,000   Monmounth County Improvement Authority, NJ
              Government Loan RB - Series 2005
              Insured by AMBAC Assurance Corporation                            12/01/06     3.22      1,000,625       Aaa      AAA
  5,000,000   North Brunswick Township, NJ BAN - Series 2005                    11/14/06     3.20      5,001,379      MIG-1
  2,070,000   Ocean City, NJ BAN (d)                                            07/20/07     3.85      2,079,251
  2,000,000   Rockaway Township, NJ BAN                                         07/19/07     3.75      2,010,286       Aa2
  2,354,590   Waldwick Borough, NJ BAN (d)                                      06/22/07     3.80      2,364,718
-----------                                                                                         ------------
 31,371,105   Total Tax Exempt General Obligation Notes & Bonds                                       31,456,329
-----------                                                                                         ------------

Tax Exempt Variable Rate Demand Instruments (e) (52.63%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,865,000   Bergen County, NJ Improvement Authority Subordinate Special
              Purpose Limited Obligation RB (Encap Golf Holdings, LLC Project)
              - Series 2005C & 2005D
              LOC Wachovia Bank, N.A.                                           04/01/25     3.58%  $  1,865,000     VMIG-1     A1+
  2,000,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC AmSouth Bank                                                  01/01/24     3.68      2,000,000     VMIG-1
  2,000,000   Eagle Tax- Exempt Trust, J - Series 2006 0045 Class A COPs
              (Related to the Port Authority of New York & New Jersey
              Consolidated Bonds - 136th Series)
              Insured by MBIA Insurance Corporation                             05/01/34     3.63      2,000,000                A1+
  2,000,000   Eagle Tax- Exempt Trust, J - Series 2006 0107 Class A COPs
              (Related to the Port Authority of New York & New Jersey
              Consolidated Bonds - 143rd Series)                                04/01/36     3.63      2,000,000                A1+
  1,800,000   Florida Housing Finance Corporation RB
              (Stuart Pointe Apartments) - Series 2003 B-1
              LOC SunTrust Bank                                                 04/01/34     3.62      1,800,000                A1+
  1,000,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project) - 2006
              LOC Branch Bank & Trust Company                                   07/01/26     3.69      1,000,000       P1       A1+
  1,955,000   Jefferson County, KY Industrial Building RB (R.C.Tway Company
              D/B/A Kentucky Manufacturing Company Project) - Series 1998
              LOC Fifth Thrid Bank                                              06/01/18     3.80      1,955,000       P1       A1+
  1,000,000   Lockport, IL IDRB (Panduit Corp.)
              LOC Fifth Third Bank                                              04/01/25     3.72      1,000,000                A1+
  1,000,000   Memphis, TN Health, Educational, & Housing Facility
              Board (Ashland Lake Apartments Project) - Series 2006A
              LOC US  Bank, N.A.                                                08/01/41     3.67      1,000,000                A1+
  1,000,000   Miami-Dade County, FL IDA
              (Airborne Heavy Maintenance, Inc.) - Series 1998
              LOC JPMorgan Chase Bank, N.A.                                     08/01/18     3.62      1,000,000                A1
  2,000,000   Nevada Housing Division MFHRB
              (Southwest Village Apartments) - Series 2005
              Guaranteed by Federal National Mortgage Association               10/15/38     3.59      2,000,000                A1+
  1,700,000   New Jersey EDA (United Water Project) - Series 1996A
              Insured by AMBAC Assurance Corporation                            11/01/26     3.57      1,700,000      VMIG1     A1+
  3,000,000   New Jersey EDA  IDRB (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                       04/01/26     3.67      3,000,000                A1
    805,000   New Jersey EDA IDRB (Kooltronic Incorporated Project)
              LOC Wachovia Bank, N.A.                                           12/01/08     3.68        805,000       P1       A1+
  1,505,000   New Jersey EDA Revenue Reunding Bonds
              (Gloucester Marine Terminal Project) - Series 2006-78G            01/01/37     3.66      1,505,000
  1,485,000   New Jersey EDA RB (Filtra Corporation Project) - Series 1995
              LOC Bank of America, N.A.                                         08/01/15     3.73      1,485,000       P1       A1+
  1,000,000   New Jersey EDA Refunding RB
              (Union County Genlyte Project)
              LOC Bank of America, N.A.                                         10/15/09     3.63      1,000,000       P1
  3,700,000   New Jersey EDA Special Facility RB
              (Port Newark Container Terminal LLC Project) - Series 2003
              LOC Citibank, N.A.                                                07/01/30     3.59      3,700,000                A1+
  2,150,000   New Jersey State EDA RB
              (Campus 130 Association)
              LOC Bank of New York, N.A.                                        12/01/11     3.65      2,150,000       P1       A1+
  6,000,000   New Jersey State Educational Facilities Authority RB
              (Princeton University) - Series B                                 07/01/22     3.54      6,000,000     VMIG-1     A1+
  1,100,000   New Jersey State GO
              Municipal Securities Trust Receipts - Series 1995 CB1             02/15/11     3.64      1,100,000     VMIG-1
    800,000   New Jersey EDA (CVC Specialty Chemicals, Inc. - 2001 Project)
              LOC Wachovia Bank, N.A.                                           05/01/11     3.58        800,000
  1,000,000   New Jersey State Certificates of Participation Floater Trusts - Series -L26
              Insured by AMBAC Indemnity Corporation                            06/15/16     3.57      1,000,000     VMIG-1
  1,400,000   Pennsylvania EDFA (Delweld Industry Corp. Project) - Series 2005B1
              LOC PNC Bank, N.A.                                                08/01/16     3.65      1,400,000       P1       A1+
  2,005,000   P-Floats PA - 649R Related to New Jersey Sports and
              Exposition Authority State Contract Bonds 2000 Series A
              Insured by MBIA Insurance Corporation                             03/01/18     3.59      2,005,000                A1+
  1,975,000   ROCs II-R Trust Series 4539
              Related to Newark, NJ GO Bonds Series 2003
              Insured by FSA                                                    07/15/18     3.59      1,975,000     VMIG-1
  1,000,000   Town of Ridgeland, SC RB (LRC Ridgeland, LLC Project) Series-2006A
              LOC Columbus Bank & Trust                                         09/01/21     3.66      1,000,000       P1       A1
  4,000,000   Union County, NJ PCFA (Exxon Project) RB - Series 1989            10/01/24     3.48      4,000,000       P1
  1,100,000   Warrick County, IN
              (Village Community Partners V - Springsview Apartments) - Series 2001
              LOC Federal Home Loan Bank of Indianapolis                        10/01/34     3.64      1,100,000                A1+
  2,900,000   Will-Kankakee Regional Development Authority
              Industrial Development RB (Atlas Putty Products Co.) Series 20006 A/B
              LOC Fifth Thrid Bank                                              08/01/36     3.65      2,900,000       P1       A1+
-----------                                                                                         ------------
 56,245,000   Total Tax Exempt Variable Rate Demand Instruments                                       56,245,000
-----------                                                                                         ------------
              Total Investments (99.12%) (Cost $105,931,329)                                         105,931,329
              Cash and other assets in excess of liabilities (0.88%)                                     939,520
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $106,870,849
                                                                                                    ============

FOOTNOTES:
     (Note 1) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) The interest rate shown reflects the security's current coupon, unless yield is available.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN     =   Bond Anticipation Note                      LOC      =   Letter of Credit
     COPs    =   Certificates of Participation               MFHRB    =   Multi Family Housing Revenue Bonds
     EDA     =   Economic Development Authority              PCFA     =   Pollution Control Finance Authority
     EDFA    =   Economic Development Finance Authority      RB       =   Revenue Bond
     FSA     =   Financial Security Assurance                ROC      =   Reset Option Certificates
     GO      =   General Obligation                          TOPs     =   Tender Option Puts
     IDA     =   Industrial Development Authority            TRAN     =   Tax & Revenue Anticipation Note
     IDRB    =   Industrial Development Revenue Bond

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary

Date: December   29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: December 29, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: December 29, 2006

* Print the name and title of each signing officer under his or her signature.